Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 27,171	$ 22,250
Statutory net income	7,670	$ 3,502	$ 2,764
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	1,650
Cash and non-cash dividends paid to parent company	3,667
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 7,021